ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS - Consolidating Statement of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
NET REVENUES
Revenues	$ 83,873	¥ 583,909	¥ 531,508	¥ 443,924
Cost of revenues
Cost of Revenue	55,861	388,894	338,143	256,395
GROSS LOSS	28,012	195,015	193,365	187,529
Operating expenses:
Selling and marketing	(8,004)	(55,721)	(43,751)	(36,710)
General and administrative	(27,926)	(194,417)	(132,718)	(142,252)
Research and development	(545)	(3,793)	(1,513)	(6,262)
Total operating expenses	(42,042)	(292,685)	(177,982)	(185,224)
OPERATING LOSS	(14,030)	(97,670)	15,383	2,305
OTHER EXPENSE
Interest (expense) income, net	773	5,379	6,652	5,191
Other income (expense), net	57	396	1,447	1,652
Income tax	(1,855)	(12,917)	(3,498)	(9,614)
Educational program and services
NET REVENUES
Revenues	83,700	582,706	525,134	432,754
Cost of revenues
Cost of Revenue	55,106	383,635	331,939	249,400
Intellectualized operational services
NET REVENUES
Revenues	173	1,203	6,374	11,170
Cost of revenues
Cost of Revenue	755	5,259	6,204	6,995
Reportable Legal Entities [Member] | Parent Company [Member]
Operating expenses:
General and administrative	(1,778)	(12,380)	(1,097)	(13,457)
Total operating expenses	(1,778)	(12,380)	(1,097)	(13,457)
OPERATING LOSS	(1,778)	(12,380)	(1,097)	(13,457)
Share of (loss) income from subsidiaries	(22,878)	(159,282)	44,864	59,933
OTHER EXPENSE
Interest (expense) income, net	(38)	(267)	117	2
Other income (expense), net	10,338	71,988	1,106	(15)
NET INCOME (LOSS)	$ (14,356)	¥ (99,941)	¥ 44,990	¥ 46,463